FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	Dec. 31, 2013	Dec. 03, 2013	Dec. 02, 2013	Mar. 01, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 2,030
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		$ 2,030